CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013 Predecessor	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor
NET INCOME (LOSS)	$ 313,402	$ 441,114	$ (682,078)	$ 143,908	$ (599,292)
OTHER COMPREHENSIVE INCOME
Net changes in fair value of cash flow hedges, net of taxes of $(1,007) (2013), and net of reclassification adjustments and $(1,118) for the period beginning January 1, 2014 and ending May 13, 2014 and $(3,471) (2013), and net of reclassification			1,847	2,050	6,363
Change in unrealized fair value adjustments of available-for-sale securities, net of taxes of $(47) (2013), and net of reclassification adjustments and $(313) for the period beginning January 1, 2014 and ending May 13, 2014 and $(88) (2013), and net of reclassification adjustments			85	573	161
TOTAL OTHER COMPREHENSIVE INCOME			1,932	2,623	6,524
COMPREHENSIVE INCOME (LOSS)	$ 313,402	$ 441,114	$ (680,146)	$ 146,531	$ (592,768)